Pension plan obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	R$ (4,771,837)	R$ (4,267,083)	R$ (5,081,485)
Fair value of the plan's assets	2,631,676	2,468,182
Asset ceiling		(132,244)
Total pension plan obligations (deficit)	(2,140,161)	(1,931,145)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,731,190)	(2,335,938)	(2,982,863)
Fair value of the plan's assets	2,631,676	2,468,182
Asset ceiling		(132,244)
Total pension plan obligations (deficit)	(99,514)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,040,647)	(1,931,145)	R$ (2,098,622)
Fair value of the plan's assets
Asset ceiling
Total pension plan obligations (deficit)	R$ (2,040,647)	R$ (1,931,145)